Prepayments and Other Current Assets-Schedule of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Prepayments and Other Current Assets [Abstract]
Receivable from online payment platforms		$ 2,542	¥ 17,779	¥ 12,215
Receivables on behalf of merchants		1,043	7,296	9,077
Deferred IPO cost	[1]			10,751
Staff Advances		284	1,986	1,962
Contract acquisition costs		1,453	10,160	6,172
Deposit		232	1,625	387
Others		1,334	9,321	9,273
Less: allowance for credit losses		(1,450)	(10,141)	(9,797)
Prepayments and other current assets, net		$ 5,438	¥ 38,026	¥ 40,040

[1]	Direct cost incurred by the Group attributable to its IPO of ordinary shares in the United States have been deferred and recorded as deferred IPO cost and will be offset against the gross proceeds received from such offering. On August 19, 2025, the Company completed its initial public offering (IPO) and was listed on Nasdaq.